Subsequent Events - Additional Information (Details) - Mar. 02, 2023 - Major Business Combination SFr / shares in Units, $ / shares in Units, SFr in Millions, $ in Millions	CHF (SFr) SFr / shares shares	USD ($) shares	USD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Newly issued restricted shares	4,000,000	4,000,000
Proceeds from issuing shares	SFr 97.4	$ 103.7
Cash transferred	12.0		$ 12.8
PIPE investments and conversion	SFr 85.4		$ 90.9
Other PIPE investors considering deemed value per share | (per share)	SFr 9.40		$ 10.00
Shareholders exercised their right to redeem amount	SFr 110.4		$ 117.5